Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
6.
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2024	December 31, 2023
Accrued employee compensation and benefit	$967	$263
Accrued professional fees	3,709	1,377
Other	579	305
	$5,255	$1,945

Zapata Computing, Inc. [Member]
Accrued Expenses and Other Current Liabilities
5.
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2023	2022
Accrued employee compensation and benefits	$263	$705
Accrued professional fees	1,377	1,953
Other	305	486
	$1,945	$3,144